Allowance for doubtful accounts (Tables)	12 Months Ended
Dec. 31, 2016
Trade Accounts Receivable
Changes in Allowance for Receivables

Changes in the allowance for accounts receivable for the years ended December 31, 2014, 2015 and 2016 are as follows:

	2014		2015		2016
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	32	~~W~~	35	~~W~~	36
Provision for allowances		16		1		1
Reversal of previous provision		—		—		—
Write-offs		(13)		—		—

Balance at end of year	~~W~~	35	~~W~~	36	~~W~~	37

Loan Receivable
Changes in Allowance for Receivables

Changes in the allowance for loan receivable for the years ended December 31, 2014, 2015 and 2016 are as follows:

	2014		2015		2016
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	1,200	~~W~~	1,200	~~W~~	1,210
Provision for allowances		—		10		—
Reversal of previous provision		—		—		—
Write-offs		—		—		—

Balance at end of year	~~W~~	1,200	~~W~~	1,210	~~W~~	1,210